Share-based payments - Market condition (Details) - 12 months ended Dec. 31, 2022 $ / shares in Units, € in Millions, $ in Millions	EUR (€) tranche shares	USD ($) tranche $ / shares shares
Share-based payments with market condition
Number of options issued | shares	2,825,000	2,825,000
Number of Tranches | tranche	3	3
Trading days	30 days	30 days
Grant date fair value	€ 2.9	$ 3.2
Contractual lifetime of the options	2 years	2 years
Tranche I
Share-based payments with market condition
Hurdle rate		$ 12.00
Tranche II
Share-based payments with market condition
Hurdle rate		15.00
Tranche III
Share-based payments with market condition
Hurdle rate		$ 18.00